PROPERTY AND EQUIPMENT, NET (Details Narrative) - USD ($)	3 Months Ended				6 Months Ended			12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Mar. 31, 2020	Mar. 31, 2019	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Depreciation expense	$ 19,009	$ 17,716			$ 38,179	$ 17,716		$ 55,407
Agape Superior Living S D N B H D [Member]
Depreciation expense			$ 19,820	$ 21,257					$ 74,702	$ 28,715